Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivables:
Number of Contracts	3
Commercial and industrial [Member]
Financing Receivables:
Number of Contracts		4
Troubled Debt Restructurings That Subsequently Defaulted, Number of contracts	1	5
Pre-Modification Outstanding Recorded Investment		$ 8,277
Troubled Debt Restructurings That Subsequently Defaulted, Pre-Modification Outstanding Recorded Investment	3,257	8,400
Post-Modification Outstanding Recorded Investment		7,855
Troubled Debt Restructurings That Subsequently Defaulted, Post-Modification Outstanding Recorded Investment	5,225	7,978
CRE owner occupied [Member]
Financing Receivables:
Number of Contracts	1	6
Troubled Debt Restructurings That Subsequently Defaulted, Number of contracts	3	7
Pre-Modification Outstanding Recorded Investment	8,955	19,363
Troubled Debt Restructurings That Subsequently Defaulted, Pre-Modification Outstanding Recorded Investment	10,928	18,922
Post-Modification Outstanding Recorded Investment	8,382	9,329
Troubled Debt Restructurings That Subsequently Defaulted, Post-Modification Outstanding Recorded Investment	3,525	9,451
Land and development [Member]
Financing Receivables:
Number of Contracts	1	1
Troubled Debt Restructurings That Subsequently Defaulted, Number of contracts	1
Pre-Modification Outstanding Recorded Investment	371	1,745
Troubled Debt Restructurings That Subsequently Defaulted, Pre-Modification Outstanding Recorded Investment	371
Post-Modification Outstanding Recorded Investment	749	691
Troubled Debt Restructurings That Subsequently Defaulted, Post-Modification Outstanding Recorded Investment	749
CRE non-owner occupied [Member]
Financing Receivables:
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	$ 265